Taxation - Movement of Valuation Allowances (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
At beginning of year	¥ 42,233	¥ 6,245	¥ 40,143
Current year additions	50,925	40,054	741
Current year reversals	(4,041)	(4,066)	(34,639)
At end of year	¥ 89,117	¥ 42,233	¥ 6,245